NOMURA PARTNERS FUNDS, INC.

GREATER CHINA FUND

(THE “FUND”)

SUPPLEMENT DATED FEBRUARY 27, 2012

TO THE PROSPECTUS DATED JANUARY 27, 2012

This Supplement provides new and additional information beyond that which is contained in the Prospectus. Please keep this Supplement and read it together with the Prospectus dated January 27, 2012.

•	Effective February 22, 2012, references to Mr. Kingston Lee are hereby deleted from the Prospectus.

•	Ms. Queeny Ho and Ms. Annie Tse, previously the Assistant Portfolio Managers, have assumed responsibility as the co-Portfolio Managers of the Fund.

The disclosure and chart below replace similar disclosures contained within the section entitled “Portfolio Managers” on page 17 of the Prospectus:

Ms. Ho and Ms. Tse are the co-portfolio managers of the Greater China Fund.

Portfolio Manager	Title	Service with NAM Hong Kong	Service with Greater China Fund
Queeny Ho	Portfolio Manager	2009	2010
Annie Tse	Portfolio Manager	2008	2010

The disclosure and chart below replace similar disclosure following the caption “Greater China Fund” on page 67 of the Prospectus:

Two individuals at NAM Hong Kong share primary responsibility for managing the Greater China Fund.

Portfolio Managers	Since	Recent Professional Experience
Queeny Ho	2010	Portfolio Manager at NAM Hong Kong since 2012. Joined NAM Hong Kong as an Assistant Portfolio Manager in 2009. Prior to joining NAM Hong Kong, she was an Assistant Fund Manager at Value Partners Hong Kong, assisting senior fund managers in the management of the China Convergence Fund and the China Mainland Focus Fund. She started her career with Value Partners in 2004 where she joined as an Analyst responsible for diversified stock convergence primarily in the Greater China region.
Annie Tse	2010	Portfolio Manager at NAM Hong Kong since 2012. Joined NAM Hong Kong as an Assistant Portfolio Manager in 2008. Prior to joining NAM Hong Kong, she was an Investment Analyst with T&F Equities Limited in 2003 and an Assistant Fund Manager with Regent Pacific Group Limited in 2001.

The sub-advisor will make investment decisions using a research team approach. The research team is managed by Ms. Ho. Final authority on all portfolio investments rests with Ms. Ho.

INVESTMENT COMPANY ACT FILE NO: 811-01090

NOMURA PARTNERS FUNDS, INC.

GREATER CHINA FUND

(THE “FUND”)

SUPPLEMENT DATED FEBRUARY 27, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

DATED JANUARY 27, 2012

This Supplement provides new and additional information beyond that which is contained in the SAI. Please keep this Supplement and read it together with the SAI dated January 27, 2012.

•	Effective February 22, 2012, references to Mr. Kingston Lee are hereby deleted from the SAI.

•	Ms. Queeny Ho and Ms. Annie Tse, previously the Assistant Portfolio Managers, have assumed responsibility as the co-Portfolio Managers of the Fund.

The disclosure and chart below replace similar disclosures starting on page 23 of the SAI following the caption “Greater China Fund” within the section entitled “PORTFOLIO MANAGERS”:

Two portfolio managers of NAM Hong Kong are primarily responsible for the management of the Greater China Fund: Ms. Queeny Ho and Ms. Annie Tse.

Other Funds and Accounts Managed. The following table sets forth information about funds and accounts other than the Fund for which the Fund’s portfolio managers are primarily responsible for the day-to-day portfolio management as of December 31, 2011.

	Number of Other Accounts Managed and Assets by Account Type*			Number of Accounts and Assets for Which the Advisory Fee is Performance-Based*
Names of Portfolio Managers	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Queeny Ho	0	6 $440,526,326	1 $353,868,772	0	0	0
Annie Tse	0	0	0	0	0	0

*	Information relating is provided as of December 31, 2011.

Securities Ownership of Portfolio Managers. As of December 31, 2011, the portfolio managers listed above did not own beneficially any securities issued by the Fund.

INVESTMENT COMPANY ACT FILE NO: 811-01090